Derivative Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gross and Net Amounts of Derivative Assets and Liabilities

The following presents the gross and net amounts of our derivative assets and liabilities after giving consideration to the terms of the master netting arrangements with our counterparties as of December 31 (in millions of dollars):

	2013		2012
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Gross amounts recognized in the Consolidated Balance Sheets	$133	$29	$36	$55
Gross amounts not offset in the Consolidated Balance Sheets that are eligible for offsetting
Derivatives	(24)	(24)	(24)	(24)
Cash collateral pledged	—	—	—	(24)

Net Amount	$109	$5	$12	$7

Fair Values of Derivative Instruments Designated as Cash Flow Hedges

The following summarizes the fair values of derivative instruments designated as cash flow hedges which were outstanding as of December 31 (in millions of dollars):

	2013
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$2,494	$107	$(12)
Commodity swaps	212	9	(3)

Total	$2,706	$116	$(15)

	2012
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$3,369	$4	$(43)
Commodity swaps	223	13	(8)

Total	$3,592	$17	$(51)

(1)	The related derivative instruments are recognized in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets in the accompanying Consolidated Balance Sheets.
(2)	The related derivative instruments are recognized in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets.

Gains (Losses) Recorded in Other Comprehensive Income (Loss) and Reclassified from AOCI to Income

The following summarizes the pre-tax effect of gains (losses) recorded in other comprehensive income (loss) and reclassified from AOCI to income (in millions of dollars):

	Year Ended December 31, 2013
	AOCI as of January 1, 2013	Gain (Loss) Recorded in OCI	Gain (Loss) reclassified from AOCI to Income	AOCI as of December 31, 2013
Currency forwards and swaps	$(40)	$230	$84	$106
Commodity swaps	4	7	3	8

Total	$(36)	$237	$87	$114

	Year Ended December 31, 2012
	AOCI as of January 1, 2012	Gain (Loss) Recorded in OCI	Gain (Loss) reclassified from AOCI to Income	AOCI as of December 31, 2012
Currency forwards and swaps	$57	$(103)	$(6)	$(40)
Commodity swaps	(51)	11	(44)	4

Total	$6	$(92)	$(50)	$(36)

	Year Ended December 31, 2011
	AOCI as of January 1, 2011	Gain (Loss) Recorded in OCI	Gain (Loss) reclassified from AOCI to Income	AOCI as of December 31, 2011
Currency forwards and swaps	$(74)	$35	$(96)	$57
Commodity swaps	42	(62)	31	(51)

Total	$(32)	$(27)	$(65)	$6

Fair Values of Derivative Instruments not Designated as Hedges

The following summarizes the fair values of derivative instruments not designated as hedges as of December 31 (in millions of dollars):

	2013
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$427	$12	$(3)
Commodity swaps and options	396	5	(11)

Total	$823	$17	$(14)

	2012
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$324	$2	$(1)
Commodity swaps	399	17	(3)

Total	$723	$19	$(4)

(1)	The related derivative instruments are recognized in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets in the accompanying Consolidated Balance Sheets.
(2)	The related derivative instruments are recognized in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets.

Derivative Instruments not Designated as Hedges by Statements of Operations Location

The following summarizes the effect of derivative instruments not designated as hedges in the respective financial statement captions of the accompanying Consolidated Statements of Income (in millions of dollars):

		Years Ended December 31,
	Financial Statement Caption	2013	2012	2011
		Gain (Loss)	Gain (Loss)	Gain (Loss)
Currency forwards and swaps	Revenues, Net	$43	$(13)	$4
Commodity swaps and options	Cost of Sales	(60)	7	(105)
Interest rate swaps	Cost of Sales	—	—	1

Total		$(17)	$(6)	$(100)